EMPLOYEE BENEFITS - Summary of RSU Vested (Details) - RSUs	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	266,300	235,392	219,047
36.30
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	0	500
Grant price (in usd per share) | $ / shares	$ 36.30	$ 36.30
42.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	0	1,625
Grant price (in usd per share) | $ / shares	$ 42.00	$ 42.00
46.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	78,192	89,617
Grant price (in usd per share) | $ / shares	$ 46.00	$ 46.00
55.07
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	1,000	1,000
Grant price (in usd per share) | $ / shares	$ 55.07	$ 55.07
52.74
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	1,000	1,000
Grant price (in usd per share) | $ / shares	$ 52.74	$ 52.74
50.92
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	2,500	2,500
Grant price (in usd per share) | $ / shares	$ 50.92	$ 50.92
52.10
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	600	600
Grant price (in usd per share) | $ / shares	$ 52.10	$ 52.10
87.44
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	61,992	66,318
Grant price (in usd per share) | $ / shares	$ 87.44	$ 87.44
94.93
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	1,000	1,000
Grant price (in usd per share) | $ / shares	$ 94.93	$ 94.93
103.75
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	750	750
Grant price (in usd per share) | $ / shares	$ 103.75	$ 103.75
137.57
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	3,125	3,125
Grant price (in usd per share) | $ / shares	$ 137.57	$ 137.57
104.25
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	0	2,336
Grant price (in usd per share) | $ / shares	$ 104.25	$ 104.25
130.99
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	38,809	41,046
Grant price (in usd per share) | $ / shares	$ 130.99	$ 130.99
140.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	0	895
Grant price (in usd per share) | $ / shares	$ 140.00	$ 140.00
170.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	0	740
Grant price (in usd per share) | $ / shares	$ 170.00	$ 170.00
180.60
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	15,504	0
Grant price (in usd per share) | $ / shares	$ 180.60	$ 180.60
184.72
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	250	1,500
Grant price (in usd per share) | $ / shares	$ 184.72	$ 184.72
189.53
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	15,998	18,408
Grant price (in usd per share) | $ / shares	$ 189.53	$ 189.53
184.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	1,077	0
Grant price (in usd per share) | $ / shares	$ 184.00	$ 184.00
213.57
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	2,607	57
Grant price (in usd per share) | $ / shares	$ 213.57	$ 213.57
232.11
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	5,315	2,375
Grant price (in usd per share) | $ / shares	$ 232.11	$ 232.11
288.64
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	323	0
Grant price (in usd per share) | $ / shares	$ 288.64	$ 288.64
298.47
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	16,375	0
Grant price (in usd per share) | $ / shares	$ 298.47	$ 298.47
328.96
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	468	0
Grant price (in usd per share) | $ / shares	$ 328.96	$ 328.96
297.49
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	1,500	0
Grant price (in usd per share) | $ / shares	$ 297.49	$ 297.49
267.19
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	12,608	0
Grant price (in usd per share) | $ / shares	$ 267.19	$ 267.19
219.34
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	2,585	0
Grant price (in usd per share) | $ / shares	$ 219.34	$ 219.34
225.30
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	196	0
Grant price (in usd per share) | $ / shares	$ 225.30	$ 225.30
226.30
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	1,662	0
Grant price (in usd per share) | $ / shares	$ 226.30	$ 226.30
167.46
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	655	0
Grant price (in usd per share) | $ / shares	$ 167.46	$ 167.46
268.31
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	189	0
Grant price (in usd per share) | $ / shares	$ 268.31	$ 268.31
218.57
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	20	0
Grant price (in usd per share) | $ / shares	$ 218.57	$ 218.57